Segment Information	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Segment Reporting [Abstract]
Segment Information	SEGMENT INFORMATION
As discussed in Note 2.k. to Notes to Consolidated Financial Statements included in Exhibit 99.1 to this Current Report, we reassessed the composition of our reportable segments and note that (i) our Entertainment Services offerings are now managed as part of our Global Records and Information Management ("Global RIM") Business segment; (ii) certain commercial costs that were previously managed as part of Corporate and Other Business are now managed as part of our Global RIM Business segment; and (iii) our ALM services, which includes our legacy secure IT disposition business and our business acquired from ITRenew, are now managed as a separate operating segment that is included in Corporate and Other Business. Previously reported segment information has been restated to conform to the current presentation.
Our reportable segments as of December 31, 2021 are described in Note 11 to Notes to Consolidated Financial Statements included in Exhibit 99.1 to this Current Report and are as follows:
•Global RIM Business
•Global Data Center Business
•Corporate and Other Business
The operations associated with acquisitions completed during the first three months of 2022 have been incorporated into our existing reportable operating segments.
An analysis of our business segment information and reconciliation to the accompanying Condensed Consolidated Financial Statements for the three months ended March 31, 2022 and 2021, as restated for the changes described above, is as follows:

	THREE MONTHS ENDED MARCH 31,
	2022	2021
Global RIM Business
Total Revenues	$1,048,891	$976,918
Adjusted EBITDA	448,795	403,433
Global Data Center Business
Total Revenues	$96,987	$71,108
Adjusted EBITDA	41,977	30,432
Corporate and Other Business
Total Revenues	$102,168	$34,014
Adjusted EBITDA	(59,778)	(53,300)
Total Consolidated
Total Revenues	$1,248,046	$1,082,040
Adjusted EBITDA	430,994	380,565
(1)Excludes all intercompany receivables or payables and investment in subsidiary balances.
Adjusted EBITDA for each segment is defined as net income (loss) before interest expense, net, provision (benefit) for income taxes, depreciation and amortization (inclusive of our share of Adjusted EBITDA from our unconsolidated joint ventures), and excluding certain items we do not believe to be indicative of our core operating results, specifically:

EXCLUDED
•Acquisition and Integration Costs	•Other expense (income), net
•Restructuring Charges	•Stock-based compensation expense
•(Gain) loss on disposal/write-down of property, plant and equipment, net (including real estate)

Internally, we use Adjusted EBITDA as the basis for evaluating the performance of, and allocating resources to, our operating segments.
A reconciliation of Net Income (Loss) to Adjusted EBITDA on a consolidated basis for the three months ended March 31, 2022 and 2021 is as follows:

	THREE MONTHS ENDED MARCH 31,
	2022	2021
Net Income (Loss)	$41,707	$46,631
Add/(Deduct):
Interest expense, net	114,442	104,422
Provision (benefit) for income taxes	10,080	14,640
Depreciation and amortization	183,615	165,642
Acquisition and Integration Costs	15,661	—
Restructuring Charges	—	39,811
(Gain) loss on disposal/write-down of property, plant and equipment, net (including real estate)	(705)	(4,451)
Other expense (income), net, excluding our share of losses (gains) from our unconsolidated joint ventures	53,515	2,121
Stock-based compensation expense	11,341	10,733
Our share of Adjusted EBITDA reconciling items from our unconsolidated joint ventures	1,338	1,016
Adjusted EBITDA	$430,994	$380,565
Information as to our revenues by product and service lines by segment for the three months ended March 31, 2022 and 2021, as restated for the changes described above, are as follows:

	THREE MONTHS ENDED MARCH 31,
	2022	2021
Global RIM Business
Records Management(1)	$802,553	$752,123
Data Management(1)	133,656	134,865
Information Destruction(1)(2)	112,682	89,930
Data Center(1)	—	—
Global Data Center Business
Records Management(1)	$—	$—
Data Management(1)	—	—
Information Destruction(1)(2)	—	—
Data Center(1)	96,987	71,108
Corporate and Other Business
Records Management(1)	$31,898	$27,187
Data Management(1)	—	—
Information Destruction(1)(2)(3)	70,270	6,827
Data Center(1)	—	—
Total Consolidated
Records Management(1)	$834,451	$779,310
Data Management(1)	133,656	134,865
Information Destruction(1)(2)(3)	182,952	96,757
Data Center(1)	96,987	71,108
(1)Each of these offerings has a component of revenue that is storage rental related and a component that is service revenues, except for information destruction, which does not have a storage rental component.
(2)Includes secure shredding services.
(3)Includes product revenue from ITRenew.

As a result of the realignment of our global managerial structure, as discussed in Note 2.k., we reassessed the composition of our reportable segments and note that (i) our Entertainment Services offerings are now managed as part of our Global Records and Information Management ("Global RIM") Business segment; (ii) certain commercial costs that were previously managed as part of Corporate and Other Business are now managed as part of our Global RIM Business segment; and (iii) our ALM services, which includes our legacy secure IT disposition business and our business acquired from ITRenew, are now managed as a separate operating segment that is included in Corporate and Other Business. Our reportable segments are described in more detail below, and previously reported segment information has been restated to reflect the changes described above.
(1)Global RIM Business includes several distinct offerings:
(i)Records Management, which stores physical records and provides healthcare information services, vital records services, courier operations, and the collection, handling and disposal of sensitive documents (collectively, “Records Management”) for customers in 63 countries around the globe.
(ii)Data Management, which provides storage and rotation of backup computer media as part of corporate disaster recovery plans, including service and courier operations (“Data Protection & Recovery”); server and computer backup services; and related services offerings, (collectively, “Data Management”).
(iii)Global Digital Solutions, which develops, implements and supports comprehensive storage and information management solutions for the complete lifecycle of our customers’ information, including the management of physical records, conversion of documents to digital formats and digital storage of information, primarily in the United States and Canada.
(iv)Secure Shredding, which includes the scheduled pick-up of office records that customers accumulate in specially designed secure containers we provide and is a natural extension of our hardcopy records management operations, completing the lifecycle of a record. Through a combination of shredding facilities and mobile shredding units consisting of custom built trucks, we are able to offer secure shredding services to our customers throughout the United States, Canada and South Africa.
(v)Entertainment Services, entertainment and media services which help industry clients store, safeguard and deliver physical media of all types, and provides digital content repository systems that house, distribute, and archive key media assets, through the United States, Canada, France, China - Hong Kong S.A.R, the Netherlands and the United Kingdom.
(vi)Consumer Storage, which provides on-demand, valet storage for consumers (“Consumer Storage”) across 31 markets in North America through a strategic partnership that utilizes data analytics and machine learning to provide effective customer acquisition and a convenient and seamless consumer storage experience.
(2)Global Data Center Business, which provides enterprise-class data center facilities and hyperscale-ready capacity to protect mission-critical assets and ensure the continued operation of our customers’ IT infrastructure, with secure, reliable and flexible data center options. As of December 31, 2021, our Global Data Center Business footprint spans nine markets in the United States and seven international markets.

UNITED STATES	INTERNATIONAL MARKETS
Denver, Colorado	Amsterdam
Kansas City, Missouri	London
Boston, Massachusetts	Singapore
Boyers, Pennsylvania	Frankfurt (directly and through an unconsolidated joint venture)
Manassas, Virginia	Mumbai (through an unconsolidated joint venture)
Edison, New Jersey	Pune (through an unconsolidated joint venture)
Columbus, Ohio	Noida (through an unconsolidated joint venture)
Phoenix and Scottsdale, Arizona
(3) Corporate and Other Business consists primarily of our Fine Arts and Asset Lifecycle Management businesses and other corporate items.
(i) Fine Arts provides technical expertise in the handling, installation and storing of art in the United States, Canada and Europe.
(ii) ALM provides hyperscale and corporate IT infrastructure managers with services and solutions that enable the decommissioning and disposition or sale of IT hardware and component assets. ALM services are enabled by: secure logistics and chain of custody practices, environmentally-responsible asset processing and recycling, and data sanitization and asset refurbishment services that enable value recovery through asset remarketing. Our ALM services focus on protecting and eradicating customer data while maintaining strong, auditable and transparent chain of custody practices.
Corporate and Other Business also includes costs related to executive and staff functions, including finance, human resources and IT, which benefit the enterprise as a whole.
An analysis of our business segment information and reconciliation to the accompanying Consolidated Financial Statements is as follows:

	GLOBAL RIM BUSINESS	GLOBAL DATA CENTER BUSINESS	CORPORATE AND OTHER BUSINESS	TOTAL CONSOLIDATED
As of and for the Year Ended December 31, 2021
Total Revenues	$3,994,988	$326,898	$169,645	$4,491,531
Storage Rental	2,517,208	289,592	63,319	2,870,119
Service	1,477,780	37,306	106,326	1,621,412
Depreciation and Amortization	477,713	148,023	54,686	680,422
Depreciation	320,451	93,679	50,942	465,072
Amortization	157,262	54,344	3,744	215,350
Adjusted EBITDA	1,709,525	137,349	(212,175)	1,634,699
Total Assets(1)	11,101,557	2,911,823	436,651	14,450,031
Expenditures for Segment Assets	369,749	422,274	94,875	886,898
Capital Expenditures	213,395	320,768	76,919	611,082
Cash Paid for Acquisitions, Net of Cash Acquired	97,044	88,998	17,956	203,998
Acquisitions of Customer Relationships, Customer Inducements and Contract Fulfillment Costs	59,310	12,508	—	71,818
As of and for the Year Ended December 31, 2020
Total Revenues	$3,748,604	$279,312	$119,354	$4,147,270
Storage Rental	2,416,147	263,695	74,249	2,754,091
Service	1,332,457	15,617	45,105	1,393,179
Depreciation and Amortization	464,745	134,844	52,480	652,069
Depreciation	316,575	83,106	47,881	447,562
Amortization	148,170	51,738	4,599	204,507
Adjusted EBITDA	1,565,941	126,576	(216,796)	1,475,721
Total Assets(1)	11,015,684	2,727,654	405,929	14,149,267
Expenditures for Segment Assets	352,745	249,459	29,650	631,854
Capital Expenditures	164,914	243,699	29,650	438,263
Cash Paid for Acquisitions, Net of Cash Acquired	118,581	—	—	118,581
Acquisitions of Customer Relationships, Customer Inducements and Contract Fulfillment Costs	69,250	5,760	—	75,010
As of and for the Year Ended December 31, 2019
Total Revenues	$3,858,742	$257,151	$146,691	$4,262,584
Storage Rental	2,360,794	246,925	73,368	2,681,087
Service	1,497,948	10,226	73,323	1,581,497
Depreciation and Amortization	462,607	133,927	61,667	658,201
Depreciation	335,602	78,939	41,782	456,323
Amortization	127,005	54,988	19,885	201,878
Adjusted EBITDA	1,557,223	121,517	(209,731)	1,469,009
Total Assets(1)	10,836,995	2,535,848	443,973	13,816,816
Expenditures for Segment Assets	403,943	427,935	50,989	882,867
Capital Expenditures	253,485	392,029	47,469	692,983
Cash Paid for Acquisitions, Net of Cash Acquired	54,717	—	3,520	58,237
Acquisitions of Customer Relationships, Customer Inducements, Contract Fulfillment Costs and third-party commissions	95,741	35,906	—	131,647
(1)Excludes all intercompany receivables or payables and investment in subsidiary balances.
The accounting policies of the reportable segments are the same as those described in Note 2. Adjusted EBITDA for each segment is defined as income (loss) from continuing operations before interest expense, net, provision (benefit) for income taxes, depreciation and amortization (inclusive of our share of Adjusted EBITDA from our unconsolidated joint ventures), and excluding certain items we do not believe to be indicative of our core operating results, specifically:

EXCLUDED
•Acquisition and Integration Costs •Restructuring Charges •Intangible impairments •(Gain) loss on disposal/write-down of property, plant and equipment, net (including real estate)	•Other (income) expense, net •Stock-based compensation expense •COVID-19 Costs (as defined below)

Internally, we use Adjusted EBITDA as the basis for evaluating the performance of, and allocated resources to, our operating segments.
A reconciliation of Income (Loss) from Continuing Operations to Adjusted EBITDA on a consolidated basis for the years ended December 31, 2021, 2020 and 2019 is as follows:

	YEAR ENDED DECEMBER 31,
	2021	2020	2019
Income (Loss) from Continuing Operations	$452,725	$343,096	$268,211
Add/(Deduct):
Interest expense, net	417,961	418,535	419,298
Provision (benefit) for income taxes	176,290	29,609	59,931
Depreciation and amortization	680,422	652,069	658,201
Acquisition and Integration Costs	12,764	—	13,293
Restructuring Charges	206,426	194,396	48,597
Intangible impairments	—	23,000	—
(Gain) loss on disposal/write-down of property, plant and equipment, net (including real estate)	(172,041)	(363,537)	(63,824)
Other (income) expense, net, excluding our share of losses (gains) from our unconsolidated joint ventures(1)	(205,746)	133,611	25,720
Stock-based compensation expense	61,001	34,272	36,194
COVID-19 Costs(2)	—	9,285	—
Our share of Adjusted EBITDA reconciling items from our unconsolidated joint ventures	4,897	1,385	3,388
Adjusted EBITDA	$1,634,699	$1,475,721	$1,469,009
(1)Includes foreign currency transaction (gains) losses, net, debt extinguishment expense and other, net.
(2)Costs that are incremental and directly attributable to the COVID-19 pandemic which are not expected to recur once the pandemic ends (“COVID-19 Costs”). For the year ended December 31, 2020, approximately $7,600 and $1,600 of COVID-19 Costs are included within Cost of sales and Selling, general and administrative expenses, respectively, on our Consolidated Statement of Operations. These costs include the purchase of personal protective equipment for our employees and incremental cleaning costs of our facilities, among other direct costs.
Information as to our operations in different geographical areas for the years ended December 31, 2021, 2020 and 2019 is as follows:

	YEAR ENDED DECEMBER 31,
	2021	2020	2019
Revenues:
United States	$2,713,147	$2,577,084	$2,632,586
United Kingdom	294,675	247,667	274,931
Canada	252,385	224,860	243,033
Australia	148,431	133,815	143,511
Remaining Countries	1,082,893	963,844	968,523
Long-lived Assets:
United States	$7,867,841	$7,818,059	$7,862,262
United Kingdom	914,732	838,491	755,859
Canada	562,911	556,120	556,591
Australia	528,703	575,862	530,755
Remaining Countries	3,134,577	3,090,948	2,875,010
Information as to our revenues by product and service lines by segment for the years ended December 31, 2021, 2020 and 2019 is as follows:

	GLOBAL RIM BUSINESS	GLOBAL DATA CENTER BUSINESS	CORPORATE AND OTHER BUSINESS	TOTAL CONSOLIDATED
For the Year Ended December 31, 2021
Records Management(1)	$3,074,605	$—	$125,571	$3,200,176
Data Management(1)	529,416	—	—	529,416
Information Destruction(1)(2)	390,967	—	44,074	435,041
Data Center(1)	—	326,898	—	326,898
For the Year Ended December 31, 2020
Records Management(1)	$2,852,296	$—	$101,975	$2,954,271
Data Management(1)	554,901	—	—	554,901
Information Destruction(1)(2)	341,407	—	17,379	358,786
Data Center(1)	—	279,312	—	279,312
For the Year Ended December 31, 2019
Records Management(1)	$2,866,192	$—	$130,690	$2,996,882
Data Management(1)	582,392	—	—	582,392
Information Destruction(1)(2)	410,158	—	16,001	426,159
Data Center(1)	—	257,151	—	257,151
(1)Each of the offerings within our product and service lines has a component of revenue that is storage rental related and a component that is service revenues, except the destruction services offering, which does not have a storage rental component.
(2)Includes Secure Shredding services.